Financial risk management - Disclosure of Maximum Credit Risk Exposure (Details) - Credit risk - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 250,344	SFr 156,599
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	87,946	71,813
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	521	23,710
Accrued income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	679	76
Short-term time deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 161,198	SFr 61,000